Core Deposit Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Core Deposit Intangible and Related Accumulated Amortization

The following table shows the core deposit intangible and the related accumulated amortization as of December 31:

(Dollars in thousands)	2015	2014	2013

Gross carrying amount	$1,251	$1,251	$1,251

Accumulated amortization	(747)	(622)	(492)

Net carrying amount	$504	$629	$759

Future Amortization Expense for Core Deposit Asset

The estimated aggregate future amortization expense for the core deposit assets remaining as of December 31, 2015 is as follows:

(Dollars in thousands)	Core Deposit Amortization

2016	$121

2017	116

2018	101

2019	63

2020	59

Thereafter	44

$504